NOTE 13 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

NOTE 13 - RELATED PARTY TRANSACTIONS

At December 31, 2011 and 2010, certain DBI subsidiary executive officers, directors and companies in which they have a ten percent or more beneficial interest were indebted to DBI and its subsidiaries in the amounts shown below. All such loans were made in the ordinary course of business and at rates and terms similar to those granted to other borrowers.

	12/31/2010			12/31/2011
	Beginning	New		Ending
$(000)s	Balance	Loans	Payments	Balance
Aggregate related party loans	$237	$120	($186)	$171

Deposit balances with DBI's executive officers, directors and affiliated companies in which they are principal owners were $2.6 million and $3.0 million at December 31, 2011 and 2010, respectively.